Employee Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended							12 Months Ended											12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 Subsidiaries [Member] entities	Dec. 31, 2010 Subsidiaries [Member]	Dec. 31, 2009 Subsidiaries [Member]	Dec. 31, 2011 Total Salary Compensation [Member] More than One and within Two Years from Balance Sheet Date [Member]	Dec. 31, 2008 Nonqualified 401k Excess Plan [Member]	Jan. 01, 2012 Nonqualified 401k Excess Plan [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit		Dec. 31, 2010 Pension Plans, Defined Benefit		Dec. 31, 2009 Pension Plans, Defined Benefit	Nov. 15, 2011 Pension Plans, Defined Benefit	Nov. 14, 2011 Pension Plans, Defined Benefit	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit		Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit		Dec. 31, 2009 Other Postretirement Benefit Plans, Defined Benefit		Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted stock units with vesting tied to the Company's total shareholder return Long Term Incentive Plan	Dec. 31, 2011 Half restricted stock units, the vesting of which is tied to the achievement of a Tier 1 capital ratio target, and the other half in stock options Long Term Incentive Plan	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Participatns Younger Then 65 [Member]	Dec. 31, 2011 Participatns Older Then 65 [Member]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year		$ 24,000,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		7,000,000
LTI deferred cash plan - expense		116,000,000	77,000,000	28,000,000
Fair value of options granted per share		$ 10.51	$ 12.78	$ 5.13
Total intrinsic value of options exercised	1,000,000	1,000,000		1,000,000
Recognized stock-based compensation tax benefit		22,000,000	21,000,000	30,000,000
Unrecognized stock compensation expense related to nonvested stock option and restricted stock	62,000,000	63,000,000	62,000,000
Unrecognized stock compensation expense, expected weighted average period for recognition (in years)		2.2
Assumed retiree health care costs initial rate increase																																	9.00%	8.00%
Expected ultimate annual cost increases for retiree health care costs		5.00%																																5.00%
Accrual related to salary shares		3,000,000
Accumulated benefit obligation for the Pension Benefits	2,200,000,000	2,700,000,000	2,200,000,000
Total outstanding unrecognized net loss to be recognized in future years for all pension and postretirement benefits	800,000,000	1,100,000,000	800,000,000									1,108,000,000		665,000,000					17,000,000		34,000,000
25 basis point decrease in the discount rate, increase in net periodic benefit cost		1,000,000
25 basis point decrease in the expected long-term return on plan assets, increase in net periodic benefit cost		6,000,000
Shares of common stock authorized and reserved for issuance as stock-based awards		21,000,000																							17,000,000
Stock options vesting period (in years)		3
Stock options contractual life (in years)		10
Number of entities which sponsor separate equity plans						2
Options granted																									1,400,305	1,355,075	2,565,648			344,590	0	66,420
Stock-based compensation expense recognized in noninterest expense for these equity plans						8,000,000	13,000,000	1,000,000
Defined contribution plan percentage of contributions matched										100.00%
Defined contribution plan maximum percentage of eligble pay										5.00%	6.00%
Deferred Compensation Arrangement with Individual, Requisite Service Period		two
Compensation expese related to defined contribution plan		81,000,000	74,000,000	76,000,000
Defined Contribution Plan, Cost Recognized, Special Contribution		28,000,000
Effective interest crediting rate to each Personal Pension Account		4.42%
Vesting schedule for participants in funded, noncontributory qualified retirement plan		3 years			5 years
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase									6.00%					4.00%	[1]
Expected long-term rate of return on plan assets	8.00%		8.00%											8.00%			7.25%	7.75%	6.75%
Percentage of stock																												50.00%	50.00%
Total grant date fair value of restricted shares vested																									55,000,000	85,000,000	81,000,000
Expected long-term rate of return on plan assets												7.72%	[2]	8.00%		8.00%			4.39%	[3]	4.39%	[3]	5.30%	[3]
Supplemental Retirement Benefit plans, actual contributions/benefit payments												8,000,000		7,000,000					0		1,000,000
Expected long-term rate of return on plan assets												7.00%							6.25%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments												88,000,000		0		0			0		0		0
Defined Benefit Plan, Curtailments												$ (96,000,000)		$ 0					$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Description		five

[1]	At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond.
[2]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.
[3]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.